Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 09, 2019
Document Creation Date	dei_DocumentCreationDate	Dec. 09, 2019